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     SUPPLEMENT DATED AUGUST 31, 1998 TO PROSPECTUS DATED JANUARY 25, 1998
                         OF THE OAKMARK FAMILY OF FUNDS

                    RE-OPENING OF THE OAKMARK SMALL CAP FUND

Effective August 31, 1998, The Oakmark Small Cap Fund re-opened to purchases by new investors.

                           REDUCED MINIMUM INVESTMENT

The minimum initial investment for each fund is now $500 for any investor who elects the Automatic Investment Plan or the Payroll Deduction Plan.

     SUPPLEMENT DATED AUGUST 31, 1998 TO PROSPECTUS DATED JANUARY 25, 1998
                         OF THE OAKMARK FAMILY OF FUNDS

                    RE-OPENING OF THE OAKMARK SMALL CAP FUND

Effective August 31, 1998, The Oakmark Small Cap Fund re-opened to purchases by new investors.

                           REDUCED MINIMUM INVESTMENT

The minimum initial investment for each fund is now $500 for any investor who elects the Automatic Investment Plan or the Payroll Deduction Plan.